Consolidated Balance Sheets	Dec. 31, 2024 USD ($)
Current assets
Cash	$ 56,319
Loan receivable	3,668,500
Deferred transaction costs	1,401,323
Prepaid and other current assets	155,501
Total current assets	5,281,643
Non-current assets
Due from related party, non-current	126,275
Property and equipment, net	941
Total non-current assets	127,216
Total assets	5,408,859
Current liabilities
Accounts payable and accrued expenses	1,483,253
Accrued interest, related parties	955,119
Accrued maintenance fee	360,000
Short-term debt, related parties	19,973,000
Total current liabilities	24,748,922
Total liabilities	24,748,922
Commitments and Contingencies (Note 7)
Stockholders' deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding		[1]
Common stock, $0.0001 par value; 500,000,000 shares authorized; 27,064,633 and 17,500,000 shares issued and outstanding as of December 31, 2025 and 2024, respectively	1,750	[1]
Additional paid-in capital	9,323,403
Accumulated deficit	(28,665,216)
Total stockholders' deficit	(19,340,063)	[1],[2]
Total liabilities and stockholders' deficit	5,408,859
Non related party
Current liabilities
Due to related parties	1,782,297
Related party
Current liabilities
Due to related parties	195,253
Short-term debt, related parties	$ 19,973,000

[1]	Shares, preferred stock amount, common stock amount and additional paid-in capital data are presented on a retroactive basis to reflect the effects of the conversion and recapitalization as a result of the Business Combination consummated on April 30, 2025.
[2]	Shares, preferred stock amount, common stock amount and additional paid - in capital data are presented on a retroactive basis to reflect the effects of the conversion and recapitalization as a result of the Business Combination consummated on April 30, 2025.